Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	December 31,
	2024	2023
Prepaid deposits for inventory and molds	$1,839	$2,428
Prepaid royalties, net	6,115	25,079
Assets held-for-sale	1,682	8,694
Other prepaid expenses and current assets	30,306	13,873
Prepaid expenses and other current assets	$39,942	$50,074